Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues before reimbursable items	$ 1,618,491	$ 1,540,698	$ 1,442,436
Revenue for reportable segment	1,870,972	1,808,966	1,717,577
Depreciation and amortization	170,610	169,165	162,927
Operating income	357,652	322,456	309,429
Total assets	2,023,838	1,858,392	1,952,261
North America Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	826,750	809,069	809,012
Revenue for reportable segment	965,393	954,550	956,546
Depreciation and amortization	74,674	78,155	78,834
Operating income	287,595	253,844	244,989
Total assets	1,744,877	1,621,664	1,632,882
International Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	396,149	380,129	321,846
Revenue for reportable segment	413,467	394,831	334,954
Depreciation and amortization	57,127	51,888	40,792
Operating income	27,335	41,408	42,689
Total assets	445,642	433,203	408,880
Merchant Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	409,698	373,159	337,178
Revenue for reportable segment	512,580	487,997	458,921
Depreciation and amortization	36,252	36,124	40,298
Operating income	132,115	112,986	102,444
Total assets	703,725	487,858	460,750
Intersegment Elimination
Segment Reporting Information [Line Items]
Revenues before reimbursable items	(14,106)	(21,659)	(25,600)
Revenue for reportable segment	(20,468)	(28,412)	(32,844)
Total assets	(870,406)	(684,333)	(550,251)
Corporate Administration
Segment Reporting Information [Line Items]
Depreciation and amortization	2,557	2,998	3,003
Operating income	$ (89,393)	$ (85,782)	$ (80,693)